Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Disclosure Related To Banks Loan Portfolio [Table Text Block]
The following table set forth details of the Bank’s loan portfolio:

	December 31,
	2014	2013
Corporations:
Private	3,120,005	2,375,178
State-owned	711,955	938,878
Banking and financial institutions:
Private	1,890,605	1,785,798
State-owned	480,331	474,193
Middle-market companies:
Private	483,348	574,107
Sovereign	-	144
Total	6,686,244	6,148,298

Disclosure Related To Bank's Loan Portfolio By Industry [Table Text Block]
The composition of the loan portfolio by industry is as follows:

	December 31,
	2014	2013
Banking and financial institutions	2,370,936	2,259,991
Industrial	1,325,091	936,290
Oil and petroleum derived products	1,013,324	1,170,684
Agricultural	1,132,330	924,251
Services	617,366	398,736
Mining	38,572	10,000
Sovereign	-	144
Others	188,625	448,202
Total	6,686,244	6,148,298

Financing Receivable Credit Quality Indicators [Table Text Block]
Loans classified by borrower’s credit quality indicators are as follows:

	December 31, 2014
			Banking and financial		Middle-market
	Corporations		institutions		companies
Rating (1)	Private	State-owned	Private	State-owned	Private	Sovereign	Total
1-6	3,112,079	711,955	1,890,605	480,331	482,439	-	6,677,409
7	4,801	-	-	-	-	-	4,801
8	-	-	-	-	909	-	909
9	-	-	-	-	-	-	-
10	3,125	-	-	-	-	-	3,125
Total	3,120,005	711,955	1,890,605	480,331	483,348	-	6,686,244

	December 31, 2013
			Banking and financial		Middle-market
	Corporations		institutions		companies
Rating (1)	Private	State-owned	Private	State-owned	Private	Sovereign	Total
1-6	2,372,053	938,878	1,785,798	474,193	574,107	144	6,145,173
7	-	-	-	-	-	-	-
8	3,125	-	-	-	-	-	3,125
9	-	-	-	-	-	-	-
10	-	-	-	-	-	-	-
Total	2,375,178	938,878	1,785,798	474,193	574,107	144	6,148,298

(1)	Current ratings as of December 31, 2014 and 2013, respectively.

Schedule Of Loan Maturities [Table Text Block]
The remaining loan maturities are summarized as follows:

	December 31,
	2014	2013
Current
Up to 1 month	947,624	1,017,794
From 1 month to 3 months	1,502,905	1,749,348
From 3 months to 6 months	1,268,478	949,364
From 6 months to 1 year	1,067,073	774,803
From 1 year to 2 years	989,805	942,327
From 2 years to 5 years	870,163	711,537
From 5 years to 7 years	31,361	-
	6,677,409	6,145,173

Delinquent	4,801	-

Impaired:
Delinquent with impairment	-	3,125
Past due with impairment	4,034	-
	8,835	3,125
Total	6,686,244	6,148,298

Schedule Of Loan By Country Risk Distribution [Table Text Block]
The following table provides a breakdown of loans by country risk:

	December 31,
	2014	2013
Country:
Argentina	184,882	189,828
Bolivia	10,000	-
Brazil	1,971,776	1,708,592
Chile	157,309	490,869
Colombia	726,085	701,577
Costa Rica	320,832	410,295
Dominican Republic	243,038	190,589
Ecuador	120,010	126,001
El Salvador	115,830	123,076
France	6,000	101,006
Germany	100,000	-
Guatemala	262,733	199,873
Honduras	93,008	73,524
Jamaica	15,512	60,784
Mexico	868,045	517,278
Netherlands	10,455	14,867
Nicaragua	7,856	7,823
Panama	320,758	223,505
Paraguay	132,479	102,244
Peru	589,724	580,881
Switzerland	50,000	-
Trinidad and Tobago	165,042	142,642
United States of America	55,370	28,283
Uruguay	159,500	154,761
	6,686,244	6,148,298

Schedule Of Loan Portfolio By Interest Rate Type [Table Text Block]
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2014	2013
Fixed interest rates	3,322,817	3,252,331
Floating interest rates	3,363,427	2,895,967
	6,686,244	6,148,298

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following is a summary of information of non-accruing loan balances, and interest amounts on non-accruing loans:

	December 31,
	2014	2013	2012
Loans in non-accrual status
Private corporations	3,125	3,125	-
Middle-market companies	909	-	-
Total loans in non-accrual status	4,034	3,125	-

Interest which would have been recorded if the loans
had not been in a non-accrual status	191	67	-
Interest income collected on non-accruing loans	6	-	2,288

Disclosure Related To Analysis Of Non-Accruing Loans With Impaired Balances [Table Text Block]
An analysis of non-accruing loans with impaired balances as of December 31, 2014 and, 2013 is detailed as follows:

	December 31, 2014			2014
		Unpaid		Average	Interest
	Recorded	principal	Related	principal	income
	investment	balance	allowance	loan balance	recognized
With an allowance recorded
Private corporations	3,125	2,813	2,284	3,125	-
Middle-market companies	909	40	131	339	6
Total	4,034	2,853	2,415	3,464	6

	December 31, 2013			2013
		Unpaid		Average	Interest
	Recorded	principal	Related	principal	income
	investment	balance	allowance	loan balance	recognized
With an allowance recorded
Private corporations	3,125	3,125	954	9	-
Total	3,125	3,125	954	9	-

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
As of December 31, 2014, the Bank have troubled debt restructuring loans. An analysis of the trouble debt restructuring loans is as follows:

		Balance recorded	Balance recorded
	Number of	before	after
	contracts	restructuring	restructuring
Corporations:
Private	-	-	-
State-owned	-	-	-
Banking and financial institutions:
Private	-	-	-
State-owned	-	-	-
Middle-market companies:
Privates	2	890	919
Sovereign	-	-	-
Total	2	890	919

As of December 31, 2014, the quantitative information regarding past-due trouble debt restructuring loans is the following:

	Number of	Balance
	contracts	recorded
Corporations:
Privates	-	-
State-owned	-	-
Banking and finacial institutions:
Privates	-	-
State-owned	-	-
Middle-market companies:
Privates	2	909
Sovereign	-	-
Total	2	909

Aging Analysis Of Loan Portfolio1 [Table Text Block]
The following table presents an aging analysis of the loan portfolio:

	December 31, 2014
	91-120	121-150	151-180	Greater than	Total
	days	days	days	180 days	Past due	Delinquent	Current	Total loans
Corporations	-	-	-	3,125	3,125	4,801	3,824,034	3,831,960
Banking and financial institutions	-	-	-	-	-	-	2,370,936	2,370,936
Middle-market companies	909	-	-	-	909	-	482,439	483,348
Sovereign	-	-	-	-	-	-	-	-
Total	909	-	-	3,125	4,034	4,801	6,677,409	6,686,244

	December 31, 2013
	91-120	121-150	151-180	Greater than	Total
	days	days	days	180 days	Past due	Delinquent	Current	Total loans
Corporations	-	-	-	-	-	3,125	3,310,931	3,314,056
Banking and financial institutions	-	-	-	-	-	-	2,259,991	2,259,991
Middle-market companies	-	-	-	-	-	-	574,107	574,107
Sovereign	-	-	-	-	-	-	144	144
Total	-	-	-	-	-	3,125	6,145,173	6,148,298